PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other income/ (expense)
Gain on deconsolidation of subsidiaries (Note 18)	¥ 1,091	$ 167	¥ 161
Subsidy income	601		589	¥ 469
(Provision)/settlement of provision and contingent liability balances related to an equity method investment (a)			603	(61)
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition(Note 2)			196	249
Foreign exchange losses	(40)		(378)	(17)
Gain/(loss) on disposal of long-term investments(Note 7)	(602)	(92)	318	1,181
Fair value changes of equity securities investments and Exchangeable Senior Notes	(612)		2,334	(3,064)
Impairments of long-term investments	(905)	(139)	(205)
Others	194		12	168
Total	¥ (273)	$ (42)	¥ 3,630	¥ (1,075)